---------------------------
                                                      OMB APPROVAL
                                                     ---------------------------
                                                      OMB Number: 3235-0578

                                                      Expires: May 31, 2007

                                                      Estimated average burden
                                                      hours per response: 21.09
                                                     ---------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07148
                                   ---------------------------------------------

                            Schwartz Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

3707 West Maple Road            Bloomfield Hills, Michigan              48301
--------------------------------------------------------------------------------
         (Address of principal executive offices)                     (Zip code)

                               George P. Schwartz


Schwartz Investment Counsel, Inc. 3707 W. Maple Road Bloomfield Hills, MI 48301
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (248) 644-8500
                                                    ----------------------------

Date of fiscal year end:         December 31, 2007
                          ------------------------------------

Date of reporting period:        March 31, 2007
                          ------------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)

================================================================================
   SHARES     COMMON STOCKS -- 89.1%                               MARKET VALUE
--------------------------------------------------------------------------------
              AEROSPACE & DEFENSE -- 4.1%
      65,000  American Science and Engineering, Inc. *            $   3,423,550
      80,000  General Dynamics Corporation                            6,112,000
      40,000  Mine Safety Appliances Company                          1,682,400
                                                                  -------------
                                                                     11,217,950
                                                                  -------------
              BUILDING MATERIALS & CONSTRUCTION -- 5.9%
     100,000  American Woodmark Corporation                           3,676,000
     350,000  Champion Enterprises, Inc. *                            3,080,000
     125,000  Pulte Homes, Inc.                                       3,307,500
      70,000  Ryland Group, Inc. (The)                                2,953,300
     100,000  Simpson Manufacturing Company, Inc.                     3,084,000
                                                                  -------------
                                                                     16,100,800
                                                                  -------------
              BUSINESS SERVICES -- 2.2%
      60,000  Diebold, Inc.                                           2,862,600
     138,000  Neogen Corporation *                                    3,254,040
                                                                  -------------
                                                                      6,116,640
                                                                  -------------
              CONSUMER - DURABLES -- 6.8%
      60,000  Brunswick Corporation                                   1,911,000
     292,983  Craftmade International, Inc.                           4,421,114
      35,000  Harley-Davidson, Inc.                                   2,056,250
     270,000  Leggett & Platt, Inc.                                   6,120,900
     100,000  Thor Industries, Inc.                                   3,939,000
                                                                  -------------
                                                                     18,448,264
                                                                  -------------
              CONSUMER - NONDURABLES -- 9.4%
     460,000  Lifetime Brands, Inc.                                   9,609,400
     185,000  RC2 Corporation *                                       7,472,150
      80,000  Sherwin-Williams Company (The)                          5,283,200
      40,000  VF Corporation                                          3,304,800
                                                                  -------------
                                                                     25,669,550
                                                                  -------------
              CONSUMER - RETAIL -- 6.4%
     225,000  Chico's FAS, Inc. *                                     5,496,750
     225,000  Dollar Tree Stores, Inc. *                              8,604,000
     100,000  Ross Stores, Inc.                                       3,440,000
                                                                  -------------
                                                                     17,540,750
                                                                  -------------
              EDUCATION -- 1.0%
      60,000  Apollo Group, Inc. - Class A *                          2,634,000
                                                                  -------------

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

================================================================================
   SHARES     COMMON STOCKS -- 89.1% (CONTINUED)                   MARKET VALUE
--------------------------------------------------------------------------------
              ENERGY & MINING -- 7.9%
      30,000  ConocoPhillips                                      $   2,050,500
      35,000  Exxon Mobil Corporation                                 2,640,750
      75,000  Halliburton Company                                     2,380,500
     575,000  Input/Output, Inc. *                                    7,923,500
      90,000  Patterson-UTI Energy, Inc.                              2,019,600
      90,000  Southwestern Energy Company *                           3,688,200
       5,000  Transocean Inc. *                                         408,500
      10,000  XTO Energy Inc.                                           548,100
                                                                  -------------
                                                                     21,659,650
                                                                  -------------
              FINANCE - BANKS & THRIFTS -- 2.1%
      45,000  BB&T Corporation                                        1,845,900
      75,000  Synovus Financial Corporation                           2,425,500
      60,000  TCF Financial Corporation                               1,581,600
                                                                  -------------
                                                                      5,853,000
                                                                  -------------
              FINANCE - INSURANCE -- 7.6%
     210,000  American Safety Insurance Holdings, Ltd *               4,002,600
      50,000  Everest Re Group, Ltd.                                  4,808,500
     100,000  Hanover Insurance Group, Inc.                           4,612,000
     330,000  Meadowbrook Insurance Group, Inc. *                     3,626,700
     282,945  Unico American Corporation *                            3,584,913
                                                                  -------------
                                                                     20,634,713
                                                                  -------------
              FINANCE - SERVICES -- 4.8%
      85,000  Legg Mason, Inc.                                        8,007,850
      27,500  Student Loan Corporation (The)                          5,112,800
                                                                  -------------
                                                                     13,120,650
                                                                  -------------
              HEALTHCARE -- 10.7%
      30,000  Beckman Coulter, Inc.                                   1,916,700
     210,000  Kinetic Concepts, Inc. *                               10,634,400
      80,000  Manor Care, Inc.                                        4,348,800
     170,000  Mylan Laboratories Inc.                                 3,593,800
      35,000  Stryker Corporation                                     2,321,200
     110,000  Waters Corporation *                                    6,380,000
                                                                  -------------
                                                                     29,194,900
                                                                  -------------
              INDUSTRIAL PRODUCTS & SERVICES -- 13.3%
      90,000  Balchem Corporation                                     1,591,200
      70,000  Caterpillar Inc.                                        4,692,100
     625,000  Gentex Corporation                                     10,156,250
      50,000  Genuine Parts Company                                   2,450,000
     150,000  Graco, Inc.                                             5,874,000
      55,000  ITT Corporation                                         3,317,600

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

================================================================================
   SHARES     COMMON STOCKS -- 89.1% (CONTINUED)                   MARKET VALUE
--------------------------------------------------------------------------------
              INDUSTRIAL PRODUCTS & SERVICES -- 13.3% (CONTINUED)
      30,000  Johnson Controls, Inc.                              $   2,838,600
      12,500  Stericycle, Inc. *                                      1,018,750
      15,000  Teleflex Inc.                                           1,021,050
      50,000  United Technologies Corporation                         3,250,000
                                                                  -------------
                                                                     36,209,550
                                                                  -------------
              REAL ESTATE -- 0.7%
      50,000  Health Care Property Investors, Inc.                    1,801,500
                                                                  -------------

              TECHNOLOGY -- 6.2%
     150,000  ADTRAN, Inc.                                            3,652,500
      25,000  Alltel Corporation                                      1,550,000
      15,000  CenturyTel, Inc.                                          677,850
      80,000  Stratasys, Inc. *                                       3,417,600
     200,000  Zebra Technologies Corporation - Class A *              7,722,000
                                                                  -------------
                                                                     17,019,950
                                                                  -------------

              TOTAL COMMON STOCKS (Cost $195,720,207)             $ 243,221,867
                                                                  -------------

================================================================================
   SHARES     MONEY MARKET FUNDS -- 9.5%                           MARKET VALUE
--------------------------------------------------------------------------------
  12,991,569  Federated Government Obligations Money Market Fund  $  12,991,569
  12,991,569  Federated Treasury Obligations Money Market Fund       12,991,569
                                                                  -------------

              TOTAL MONEY MARKET FUNDS (Cost $25,983,138)         $  25,983,138
                                                                  -------------

================================================================================
FACE AMOUNT   REPURCHASE AGREEMENTS (1) -- 2.0%                    MARKET VALUE
--------------------------------------------------------------------------------
$  5,335,534  U.S. Bank N.A., 4.100%, dated 03/30/07,
                 due 04/02/07 repurchase proceeds: $5,337,357
                 (Cost $5,335,534)                                $   5,335,534
                                                                  -------------

              TOTAL INVESTMENTS AT MARKET VALUE -- 100.6%
              (Cost $227,038,879)                                 $ 274,540,539

              LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.6%)        (1,526,981)
                                                                  -------------

              NET ASSETS -- 100.0%                                $ 273,013,558
                                                                  =============

      *     Non-income producing security.

(1)   Repurchase  agreements are fully  collaterized  by $5,335,534  FGCI,  Pool
      #E99430,   4.500%,  due  09/01/18.  The  aggregate  market  value  of  the collateral at March 31, 2007 was $5,442,456.

See accompanying notes to schedule of investments.

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)

================================================================================
   SHARES     COMMON STOCKS -- 98.6%                               MARKET VALUE
--------------------------------------------------------------------------------
              AEROSPACE & DEFENSE -- 7.1%
      18,000  Alliant Techsystems, Inc. *                         $   1,582,560
      29,200  General Dynamics Corporation                            2,230,880
      47,000  Rockwell Collins, Inc.                                  3,145,710
                                                                  -------------
                                                                      6,959,150
                                                                  -------------
              BUSINESS SERVICES -- 0.3%
      10,000  Rollins, Inc.                                             230,100
                                                                  -------------

              CONSUMER - DURABLES -- 10.9%
      34,000  Black & Decker Corporation (The)                        2,775,080
      51,300  Harley-Davidson, Inc.                                   3,013,875
      38,200  Polaris Industries, Inc.                                1,832,836
      58,900  Toro Company (The)                                      3,018,036
                                                                  -------------
                                                                     10,639,827
                                                                  -------------
              CONSUMER - NONDURABLES -- 3.4%
       7,000  Coach, Inc. *                                             350,350
      77,600  McCormick & Company, Inc.                               2,989,152
                                                                  -------------
                                                                      3,339,502
                                                                  -------------
              CONSUMER - RETAIL -- 3.9%
      55,100  Bed Bath & Beyond Inc. *                                2,213,367
      46,300  Ross Stores, Inc.                                       1,592,720
                                                                  -------------
                                                                      3,806,087
                                                                  -------------
              ENERGY & MINING -- 9.3%
     100,900  Frontier Oil Corporation                                3,293,376
      48,800  Occidental Petroleum Corporation                        2,406,328
      62,100  XTO Energy Inc.                                         3,403,701
                                                                  -------------
                                                                      9,103,405
                                                                  -------------
              FINANCE - BANKS & THRIFTS -- 2.2%
      56,200  National City Corporation                               2,093,450
                                                                  -------------

              FINANCE - INSURANCE -- 4.6%
      50,400  Arthur J. Gallagher & Company                           1,427,832
     114,500  Brown & Brown, Inc.                                     3,093,790
                                                                  -------------
                                                                      4,521,622
                                                                  -------------
              FINANCE - SERVICES -- 6.6%
      50,950  FactSet Research Systems, Inc.                          3,202,207
      53,600  SEI Investments Company                                 3,228,328
                                                                  -------------
                                                                      6,430,535
                                                                  -------------
              FOOD & TOBACCO -- 2.5%
      48,200  Kellogg Company                                         2,478,926
                                                                  -------------

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

================================================================================
   SHARES     COMMON STOCKS -- 98.6% (CONTINUED)                   MARKET VALUE
--------------------------------------------------------------------------------
              HEALTHCARE -- 20.0%
      29,300  Beckman Coulter, Inc.                               $   1,871,977
      74,000  Biomet, Inc.                                            3,144,260
      39,900  C. R. Bard, Inc.                                        3,172,449
      55,500  Patterson Companies, Inc. *                             1,969,695
      50,500  Stryker Corporation                                     3,349,160
      74,100  Varian Medical Systems, Inc. *                          3,533,829
      43,600  Waters Corporation *                                    2,528,800
                                                                  -------------
                                                                     19,570,170
                                                                  -------------
              INDUSTRIAL PRODUCTS & SERVICES -- 24.9%
      66,900  AMETEK, Inc.                                            2,310,726
      61,800  CLARCOR, Inc.                                           1,965,240
      45,000  Danaher Corporation                                     3,215,250
      61,400  Donaldson Company, Inc.                                 2,216,540
      49,100  Expeditors International of Washington, Inc.            2,028,812
      46,300  Franklin Electric Company, Inc.                         2,152,950
      61,400  Graco, Inc.                                             2,404,424
      39,600  ITT Corporation                                         2,388,672
      27,300  Johnson Controls, Inc.                                  2,583,126
      67,500  Landstar System, Inc.                                   3,094,200
                                                                  -------------
                                                                     24,359,940
                                                                  -------------
              TECHNOLOGY -- 2.9%
      31,900  Mettler-Toledo International Inc. *                     2,857,283
                                                                  -------------

              TOTAL COMMON STOCKS (Cost $80,468,450)              $  96,389,997
                                                                  -------------

================================================================================
   SHARES     MONEY MARKET FUNDS -- 1.9%                           MARKET VALUE
--------------------------------------------------------------------------------
   1,822,410  Federated Treasury Obligations Money Market Fund
              (Cost $1,822,410)                                   $   1,822,410
                                                                  -------------

              TOTAL INVESTMENTS AT MARKET VALUE -- 100.5%
              (Cost $82,290,860)                                  $  98,212,407

              LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.5%)          (461,916)
                                                                  -------------

              NET ASSETS -- 100.0%                                $  97,750,491
                                                                  =============

      *     Non-income producing security.

See accompanying notes to schedule of investments.

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)

================================================================================
   SHARES     COMMON STOCKS -- 61.5%                               MARKET VALUE
--------------------------------------------------------------------------------

              AEROSPACE & DEFENSE -- 0.7%
       2,615  Crane Company                                       $     105,698
       7,000  General Dynamics Corporation                              534,800
                                                                  -------------
                                                                        640,498
                                                                  -------------
              BUILDING MATERIALS & CONSTRUCTION -- 1.7%
      38,000  Masco Corporation                                       1,041,200
      17,500  Pulte Homes, Inc.                                         463,050
                                                                  -------------
                                                                      1,504,250
                                                                  -------------
              BUSINESS SERVICES -- 3.3%
      28,500  Diebold, Inc.                                           1,359,735
     100,000  ServiceMaster Company (The)                             1,539,000
                                                                  -------------
                                                                      2,898,735
                                                                  -------------
              CONSUMER - DURABLES -- 4.1%
       2,780  Harley-Davidson, Inc.                                     163,325
      41,000  Leggett & Platt, Inc.                                     929,470
      10,065  Newell Rubbermaid Inc.                                    312,921
      18,000  Polaris Industries, Inc.                                  863,640
       7,725  SPX Corporation                                           542,295
      20,000  Thor Industries, Inc.                                     787,800
                                                                  -------------
                                                                      3,599,451
                                                                  -------------
              CONSUMER - NONDURABLES -- 3.4%
       2,700  Pactiv Corporation *                                       91,098
      20,000  Scotts Miracle-Gro Company - Class A (The)                880,600
      12,000  Sherwin-Williams Company (The)                            792,480
       6,600  Sonoco Products Company                                   248,028
       3,550  Temple-Inland Inc.                                        212,077
      10,000  VF Corporation                                            826,200
                                                                  -------------
                                                                      3,050,483
                                                                  -------------
              CONSUMER - RETAIL -- 2.6%
      45,000  Cato Corporation  - Class A (The)                       1,052,550
       1,730  Kohl's Corporation *                                      132,535
       2,900  OfficeMax Inc.                                            152,946
      25,000  Ross Stores, Inc.                                         860,000
       3,960  TJX Companies, Inc. (The)                                 106,762
                                                                  -------------
                                                                      2,304,793
                                                                  -------------
              ENERGY & MINING -- 6.1%
       6,240  Anadarko Petroleum Corporation                            268,195
       4,360  Chesapeake Energy Corporation                             134,637
       7,234  ConocoPhillips                                            494,444
       1,485  Devon Energy Corporation                                  102,792
      38,560  Exxon Mobil Corporation                                 2,909,352
       1,460  Freeport-McMoRan Copper & Gold, Inc.                       96,637
       4,860  Halliburton Company                                       154,256
       3,170  Hess Corporation                                          175,840

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

================================================================================
   SHARES     COMMON STOCKS -- 61.5% (CONTINUED)                   MARKET VALUE
--------------------------------------------------------------------------------
              ENERGY & MINING -- 6.1% (CONTINUED)
       5,150  Occidental Petroleum Corporation                    $     253,947
       8,680  Schlumberger Ltd.                                         599,788
       3,075  Valero Energy Corporation                                 198,307
                                                                  -------------
                                                                      5,388,195
                                                                  -------------
              FINANCE - BANKS & THRIFTS -- 5.2%
      32,000  BB&T Corporation                                        1,312,640
      40,000  Citizens Banking Corporation                              886,400
      38,000  Synovus Financial Corporation                           1,228,920
      45,000  TCF Financial Corporation                               1,186,200
                                                                  -------------
                                                                      4,614,160
                                                                  -------------
              FINANCE - INSURANCE -- 2.7%
      11,740  ACE, Ltd.                                                 669,884
       7,110  American Financial Group, Inc.                            242,024
      45,000  Arthur J. Gallagher & Company                           1,274,850
       2,680  PartnerRe, Ltd.                                           183,687
                                                                  -------------
                                                                      2,370,445
                                                                  -------------
              FINANCE - SERVICES -- 2.6%
       3,085  Ameriprise Financial, Inc.                                176,277
      15,000  Legg Mason, Inc.                                        1,413,150
       4,000  Student Loan Corporation (The)                            743,680
                                                                  -------------
                                                                      2,333,107
                                                                  -------------
              FOOD & TOBACCO -- 4.1%
       6,740  ConAgra Foods, Inc.                                       167,893
      31,500  Hormel Foods Corporation                                1,171,485
       3,470  Jack in the Box Inc. *                                    239,881
      20,000  J.M. Smucker Company (The)                              1,066,400
      20,000  Kellogg Company                                         1,028,600
                                                                  -------------
                                                                      3,674,259
                                                                  -------------
              HEALTHCARE -- 5.5%
       5,450  Amylin Pharmaceuticals, Inc. *                            203,612
       5,200  Apria Healthcare Group Inc. *                             167,700
      13,500  Beckman Coulter, Inc.                                     862,515
       8,000  Becton, Dickinson & Company                               615,120
       3,570  Biovail Corporation                                        78,040
       5,820  Laboratory Corporation of America Holdings *              422,707
      22,000  Manor Care, Inc.                                        1,195,920
      20,000  Stryker Corporation                                     1,326,400
                                                                  -------------
                                                                      4,872,014
                                                                  -------------
              INDUSTRIAL PRODUCTS & SERVICES -- 12.6%
      15,000  Caterpillar Inc.                                        1,005,450
         990  General Electric Company                                   35,006
      95,000  Gentex Corporation                                      1,543,750
      25,000  Genuine Parts Company                                   1,225,000
      25,000  Graco, Inc.                                               979,000

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

================================================================================
   SHARES     COMMON STOCKS -- 61.5% (CONTINUED)                   MARKET VALUE
--------------------------------------------------------------------------------
              INDUSTRIAL PRODUCTS & SERVICES -- 12.6% (CONTINUED)
       4,660  H.B. Fuller Company                                 $     127,078
       8,430  Hercules, Inc. *                                          164,722
      12,000  Johnson Controls, Inc.                                  1,135,440
       3,470  PPG Industries, Inc.                                      243,976
       2,985  Praxair, Inc.                                             187,936
      75,000  RPM International Inc.                                  1,732,500
      20,000  Stanley Works (The)                                     1,107,200
       1,920  Thermo Fisher Scientific, Inc. *                           89,760
       2,955  TRW Automotive Holdings Corporation *                     102,893
       4,935  United Technologies Corporation                           320,775
      16,410  Waste Management, Inc.                                    564,668
       8,000  W.W. Grainger, Inc.                                       617,920
                                                                  -------------
                                                                     11,183,074
                                                                  -------------
              LEISURE & ENTERTAINMENT -- 0.2%
       2,580  Carnival Corporation                                      120,899
       1,410  Wyndham Worldwide Corporation *                            48,152
                                                                  -------------
                                                                        169,051
                                                                  -------------
              PRINTING & PUBLISHING -- 1.6%
       3,430  R.H. Donnelley Corporation *                              243,153
      32,000  R.R. Donnelley & Sons Company                           1,170,880
                                                                  -------------
                                                                      1,414,033
                                                                  -------------
              REAL ESTATE -- 0.7%
       4,260  Boston Properties, Inc.                                   500,124
       3,270  Duke Realty Corporation                                   142,147
                                                                  -------------
                                                                        642,271
                                                                  -------------
              TECHNOLOGY -- 1.6%
       3,500  Alltel Corporation                                        217,000
      10,610  Celestica Inc. *                                           65,039
       3,030  Computer Sciences Corporation *                           157,954
       1,980  Digital River, Inc. *                                     109,395
       6,000  Juniper Networks, Inc. *                                  118,080
      35,763  ON Semiconductor Corporation *                            319,006
         925  Research In Motion Ltd. *                                 126,253
       1,530  Salesforce.com, Inc. *                                     65,515
       2,480  Telephone and Data Systems, Inc.                          147,858
       4,960  Western Digital Corporation *                              83,377
                                                                  -------------
                                                                      1,409,477
                                                                  -------------
              TRANSPORTATION -- 1.1%
       3,330  Burlington Northern Sante Fe Corporation                  267,832
      11,890  CSX Corporation                                           476,195
       3,870  Norfolk Southern Corporation                              195,822
                                                                  -------------
                                                                        939,849
                                                                  -------------

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

================================================================================
   SHARES     COMMON STOCKS -- 61.5% (CONTINUED)                   MARKET VALUE
--------------------------------------------------------------------------------
              UTILITIES -- 1.7%
      18,000  FPL Group, Inc.                                     $   1,101,060
       5,450  NSTAR                                                     191,404
      12,100  TECO Energy, Inc.                                         208,241
                                                                  -------------
                                                                      1,500,705
                                                                  -------------

              TOTAL COMMON STOCKS (Cost $47,070,108)              $  54,508,850
                                                                  -------------

================================================================================
   SHARES     MONEY MARKET FUNDS -- 2.2%                           Market Value
--------------------------------------------------------------------------------

   1,925,065  Federated Treasury Obligations Money Market Fund
              (Cost $1,925,065)                                   $   1,925,065
                                                                  -------------

              TOTAL INVESTMENTS AT MARKET VALUE -- 63.7%
              (Cost $48,995,173)                                  $  56,433,915

              OTHER ASSETS IN EXCESS OF LIABILITIES -- 36.3%         32,144,970
                                                                  -------------

              NET ASSETS -- 100.0%                                $  88,578,885
                                                                  =============

      *     Non-income producing security.

See accompanying notes to schedule of investments.

AVE MARIA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)

================================================================================
     SHARES   COMMON STOCKS -- 85.9%                               MARKET VALUE
--------------------------------------------------------------------------------
              AEROSPACE & DEFENSE -- 3.8%
       7,500  American Science and Engineering, Inc. *            $     395,025
       7,500  Harris Corporation                                        382,125
                                                                  -------------
                                                                        777,150
                                                                  -------------
              BUILDING MATERIALS & CONSTRUCTION -- 3.6%
       2,500  American Woodmark Corporation                              91,900
      20,000  A.S.V., Inc. *                                            305,200
      40,000  Champion Enterprises, Inc. *                              352,000
                                                                  -------------
                                                                        749,100
                                                                  -------------
              BUSINESS SERVICES -- 3.6%
      15,000  ServiceMaster Company (The)                               230,850
      10,000  Superior Uniform Group, Inc.                              128,200
     250,000  TVI Corporation *                                         382,500
                                                                  -------------
                                                                        741,550
                                                                  -------------
              CONSUMER - DURABLES -- 9.2%
      50,000  Craftmade International, Inc.                             754,500
      30,000  Select Comfort Corporation *                              534,000
      10,000  Stanley Furniture Company, Inc.                           208,000
      10,000  Thor Industries, Inc.                                     393,900
                                                                  -------------
                                                                      1,890,400
                                                                  -------------
              CONSUMER - NONDURABLES -- 7.0%
      15,000  Acme United Corporation                                   208,500
      25,000  Hartmarx Corporation *                                    185,000
      35,000  Lifetime Brands, Inc.                                     731,150
      10,000  Prestige Brands Holdings, Inc. *                          118,500
       5,000  RC2 Corporation *                                         201,950
                                                                  -------------
                                                                      1,445,100
                                                                  -------------
              CONSUMER - RETAIL -- 3.7%
       7,500  Christopher & Banks Corporation                           146,025
       5,000  Dollar Tree Stores, Inc. *                                191,200
      15,000  Foot Locker, Inc.                                         353,250
       2,000  Ross Stores, Inc.                                          68,800
                                                                  -------------
                                                                        759,275
                                                                  -------------
              ENERGY & MINING -- 7.1%
      50,000  Input/Output, Inc. *                                      689,000
      20,000  Patterson-UTI Energy, Inc.                                448,800
       7,500  Southwestern Energy Company *                             307,350
                                                                  -------------
                                                                      1,445,150
                                                                  -------------

AVE MARIA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

================================================================================
   SHARES     COMMON STOCKS -- 85.9% (CONTINUED)                   MARKET VALUE
--------------------------------------------------------------------------------

              FINANCE - BANKS & THRIFTS -- 7.4%
      15,000  Century Bancorp, Inc. - Class A                     $     398,400
          45  Ohio Savings Financial Corporation                        540,000
      15,000  TCF Financial Corporation                                 395,400
       5,000  United Bankshares, Inc.                                   175,150
                                                                  -------------
                                                                      1,508,950
                                                                  -------------
              FINANCE - INSURANCE -- 7.2%
      10,000  American Safety Insurance Holdings Ltd. *                 190,600
      10,000  Arthur J. Gallagher & Company                             283,300
      10,000  Fremont Michigan InsuraCorp, Inc. - Class A *             285,000
       5,000  Hanover Insurance Group (The)                             230,600
      25,000  Meadowbrook Insurance Group, Inc. *                       274,750
       3,200  Unico American Corporation *                               40,544
       5,000  United Fire & Casualty Company                            175,650
                                                                  -------------
                                                                      1,480,444
                                                                  -------------
              FINANCE - SERVICES -- 1.4%
       1,500  Student Loan Corporation (The)                            278,880
                                                                  -------------

              HEALTHCARE -- 5.9%
      15,000  Computer Programs & Systems, Inc.                         402,300
      12,500  Kinetic Concepts, Inc. *                                  633,000
      10,000  Psychemedics Corporation                                  169,500
                                                                  -------------
                                                                      1,204,800
                                                                  -------------
              INDUSTRIAL PRODUCTS & SERVICES -- 15.0%
      12,500  Applied Industrial Technologies, Inc.                     306,625
       8,000  Balchem Corporation                                       141,440
      40,000  Gentex Corporation                                        650,000
      15,000  Graco, Inc.                                               587,400
       2,500  Matthews International Corporation - Class A              101,750
      10,000  Raven Industries, Inc.                                    280,500
       1,000  Rofin-Sinar Technologies, Inc. *                           59,180
      10,000  RPM International Inc.                                    231,000
       4,000  Strattec Security Corporation *                           177,920
      20,000  Sun Hydraulics Corporation                                534,600
                                                                  -------------
                                                                      3,070,415
                                                                  -------------
              TECHNOLOGY -- 10.6%
      10,000  ADTRAN, Inc.                                              243,500
      15,000  MTS Systems Corporation                                   582,600
      40,000  Sparton Corporation                                       326,400
       6,000  Stratasys, Inc. *                                         256,320
      20,000  Zebra Technologies Corporation - Class A *                772,200
                                                                  -------------
                                                                      2,181,020
                                                                  -------------

AVE MARIA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

================================================================================
   SHARES     COMMON STOCKS -- 85.9% (CONTINUED)                   MARKET VALUE
--------------------------------------------------------------------------------
              UTILITIES -- 0.4%
      10,000  SEMCO Energy, Inc. *                                $      76,200
                                                                  -------------

              TOTAL COMMON STOCKS (Cost $16,150,353)              $  17,608,434
                                                                  -------------

================================================================================
   SHARES     MONEY MARKET FUNDS -- 9.5%                           MARKET VALUE
--------------------------------------------------------------------------------
     974,761  Federated Government Obligations Money Market Fund  $     974,761
     974,761  Federated Treasury Obligations Money Market Fund          974,761
                                                                  -------------

              TOTAL MONEY MARKET FUNDS (Cost $1,949,522)          $   1,949,522
                                                                  -------------

================================================================================
FACE AMOUNT   REPURCHASE AGREEMENTS (1) -- 7.2%                    MARKET VALUE
--------------------------------------------------------------------------------
$  1,483,464  U.S. Bank N.A., 4.100%, dated 03/30/07,
                 due 04/02/07 repurchase proceeds: $1,483,971
                 (Cost $1,483,464)                                $   1,483,464
                                                                  -------------

              TOTAL INVESTMENTS AT MARKET VALUE -- 102.6%
              (Cost $19,583,339)                                  $  21,041,420

              LIABILITIES IN EXCESS OF OTHER ASSETS -- (2.6%)          (544,182)
                                                                  -------------

              NET ASSETS -- 100.0%                                $  20,497,238
                                                                  =============

      *     Non-income producing security.

(1)   Repurchase  agreements are fully  collaterized  by $1,483,464  FGCI,  Pool
      #E99430,   4.500%,  due  09/01/18.  The  aggregate  market  value  of  the collateral at March 31, 2007 was $1,513,636.

See accompanying notes to schedule of investments.

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)

================================================================================
 PAR VALUE    U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 64.2%      MARKET VALUE
--------------------------------------------------------------------------------
              U.S. TREASURIES -- 54.3%
$  3,000,000  U.S. Treasury Note, 2.625%, due 05/15/08            $   2,927,931
   4,000,000  U.S. Treasury Note, 3.750%, due 05/15/08                3,952,344
   1,234,120  U.S. Treasury Inflation-Protection Note,
                 3.875%, due 01/15/09                                 1,279,194
   1,000,000  U.S. Treasury Note, 3.000%, due 02/15/09                  970,742
   1,000,000  U.S. Treasury Note, 3.375%, due 10/15/09                  971,797
   1,500,000  U.S. Treasury Note, 4.250%, due 10/15/10                1,486,700
   1,500,000  U.S. Treasury Note, 4.750%, due 01/31/12                1,513,066
   1,500,000  U.S. Treasury Note, 4.375%, due 08/15/12                1,490,567
   1,500,000  U.S. Treasury Note, 4.250%, due 08/15/13                1,474,395
   1,000,000  U.S. Treasury Note, 4.000%, due 02/15/14                  964,688
   1,500,000  U.S. Treasury Note, 4.250%, due 11/15/14                1,464,375
   3,000,000  U.S. Treasury Note, 4.125%, due 05/15/15                2,897,343
   2,000,000  U.S. Treasury Note, 4.500%, due 02/15/16                1,979,688
   1,002,200  U.S. Treasury Inflation-Protection Note,
                 2.500%, due 07/15/16                                 1,028,390
                                                                  -------------
                                                                     24,401,220
                                                                  -------------
              U.S. GOVERNMENT AGENCIES -- 9.9%
   1,000,000  Federal Farm Credit Bank, 4.480%, due 08/24/12            981,548
   1,000,000  Federal Farm Credit Bank, 4.600%, due 12/27/12            985,949
     500,000  Federal Home Loan Bank, 3.375%, due 07/21/08              490,055
   1,000,000  Federal Home Loan Bank, 5.000%, due 09/01/10            1,005,656
   1,000,000  Federal Home Loan Bank, 5.815%, due 08/21/13            1,004,710
                                                                  -------------
                                                                      4,467,918
                                                                  -------------
              TOTAL U.S. GOVERNMENT AND
                 AGENCY OBLIGATIONS (Cost $28,992,918)             $ 28,869,138
                                                                  -------------

================================================================================
 PAR VALUE    CORPORATE BONDS -- 13.7%                             MARKET VALUE
--------------------------------------------------------------------------------
              CONSUMER PRODUCTS -- 2.2%
$  1,000,000  Harley-Davidson, Inc. - 144A(a), 3.625%,
                 due 12/15/08                                     $     974,489
                                                                  -------------

              FINANCE -- 4.4%
   1,000,000  Caterpillar Financial Services Corporation, 4.750%,
                 due 02/17/15                                           955,951
   1,000,000  Marshall & Ilsley Bank, 5.250%, due 09/04/12            1,003,306
                                                                  -------------
                                                                      1,959,257
                                                                  -------------
              FOOD & TOBACCO -- 1.4%
     600,000  Hormel Foods Corporation, 6.625%, due 06/01/11            632,238
                                                                  -------------

              INDUSTRIALS -- 3.4%
     500,000  Johnson Controls, Inc., 5.250%, due 01/15/11              500,705
   1,000,000  United Technologies Corporation, 6.350%,
                 due 03/01/11                                         1,046,234
                                                                  -------------
                                                                      1,546,939
                                                                  -------------

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

================================================================================
  PAR VALUE   CORPORATE BONDS -- 13.7% (CONTINUED)                 MARKET VALUE
--------------------------------------------------------------------------------
              UTILITIES -- 2.3%
$  1,000,000  Southern Power Company, 6.250%, due 07/15/12        $   1,045,080
                                                                  -------------

              TOTAL CORPORATE BONDS (Cost $6,250,600)             $   6,158,003
                                                                  -------------

================================================================================
   SHARES     COMMON STOCKS -- 15.3%                               MARKET VALUE
--------------------------------------------------------------------------------
              BUSINESS SERVICES -- 1.7%
      50,000  ServiceMaster Company (The)                         $     769,500
                                                                  -------------

              CONSUMER - DURABLES -- 1.2%
       8,000  Leggett & Platt, Inc.                                     181,360
      12,000  Newell Rubbermaid Inc.                                    373,080
                                                                  -------------
                                                                        554,440
                                                                  -------------
              FINANCE - BANKS & THRIFTS -- 4.0%
      15,000  BB&T Corporation                                          615,300
      10,000  Citizens Banking Corporation                              221,600
      15,000  National City Corporation                                 558,750
      15,000  TCF Financial Corporation                                 395,400
                                                                  -------------
                                                                      1,791,050
                                                                  -------------
              FINANCE - INSURANCE -- 1.6%
      25,000  Arthur J. Gallagher & Company                             708,250
                                                                  -------------

              INDUSTRIAL PRODUCTS & SERVICES -- 1.8%
      35,000  RPM International Inc.                                    808,500
                                                                  -------------

              REAL ESTATE -- 1.0%
      10,000  Duke Realty Corporation                                   434,700
                                                                  -------------

              UTILITIES -- 4.0%
       8,000  FPL Group, Inc.                                           489,360
      14,000  Pinnacle West Capital Corporation                         675,500
      18,000  Southern Company                                          659,700
                                                                  -------------
                                                                      1,824,560
                                                                  -------------

              TOTAL COMMON STOCKS (Cost $5,828,512)               $   6,891,000
                                                                  -------------

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

================================================================================
   SHARES     MONEY MARKET FUNDS -- 4.2%                           MARKET VALUE
--------------------------------------------------------------------------------

   1,893,290  Federated Treasury Obligations Money Market Fund
              (Cost $1,893,290)                                   $   1,893,290
                                                                  -------------

              TOTAL INVESTMENTS AT MARKET VALUE -- 97.4%
              (Cost $42,965,320)                                  $  43,811,431

              OTHER ASSETS IN EXCESS OF LIABILITIES -- 2.6%           1,144,805
                                                                  -------------

              NET ASSETS -- 100.0%                                $  44,956,236
                                                                  =============

(a) 144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to schedule of investments.

AVE MARIA MUTUAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)

1. SECURITIES VALUATION

Securities of the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund, the Ave Maria Opportunity Fund and the Ave Maria Bond Fund which are traded on stock exchanges are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange (NYSE) on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market are valued at the last reported sales price or, if there is no reported sale on the valuation date, at the most recently quoted bid price. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Investments representing primarily capital stock of other open-end investment companies are valued at their net asset value as reported by such companies. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

2. SECURITY TRANSACTIONS

Security transactions are accounted for on the trade date. Gains and losses on security transactions are determined on the identified cost basis.

3. FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of March 31, 2007:

                                                              Ave Maria
                        Ave Maria                               Rising           Ave Maria
                        Catholic           Ave Maria           Dividend         Opportunity      Ave Maria Bond
                       Values Fund        Growth Fund            Fund               Fund              Fund
                      -------------      -------------      -------------      -------------      -------------
Cost of portfolio
investments           $ 227,666,114      $  82,290,860      $  49,020,355      $  19,609,120      $  42,965,320
                      =============      =============      =============      =============      =============

Gross unrealized
appreciation          $  49,766,049      $  17,366,398      $   8,337,284      $   1,927,683      $   1,247,534
Gross unrealized
depreciation             (2,891,624)        (1,444,851)          (923,724)          (495,383)          (401,423)
                      -------------      -------------      -------------      -------------      -------------

Net unrealized
appreciation          $  46,874,425      $  15,921,547      $   7,413,560      $   1,432,300      $     846,111
                      =============      =============      =============      =============      =============

The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Ave Maria Catholic Values Fund, the Ave Maria Rising Dividend Fund and the Ave Maria Opportunity Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States. These "book/tax" differences are temporary in nature and due to the tax deferral of losses on wash sales.

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)

================================================================================
   SHARES     COMMON STOCKS -- 88.8%                               MARKET VALUE
--------------------------------------------------------------------------------

              AEROSPACE & DEFENSE -- 2.9%
      25,000  American Science and Engineering, Inc. *            $   1,316,750
       5,000  General Dynamics Corporation                              382,000
       5,000  Harris Corporation                                        254,750
                                                                  -------------
                                                                      1,953,500
                                                                  -------------
              BUILDING MATERIALS & CONSTRUCTION -- 5.0%
      20,000  American Woodmark Corporation                             735,200
      50,000  A.S.V., Inc. *                                            763,000
     125,000  Champion Enterprises, Inc. *                            1,100,000
       7,500  Pulte Homes, Inc.                                         198,450
       1,000  Ryland Group, Inc. (The)                                   42,190
      20,000  Simpson Manufacturing Company, Inc.                       616,800
                                                                  -------------
                                                                      3,455,640
                                                                  -------------
              BUSINESS SERVICES -- 4.7%
      15,000  Diebold, Inc.                                             715,650
      25,000  Neogen Corporation *                                      589,500
      85,000  Superior Uniform Group, Inc.                            1,089,700
     556,000  TVI Corporation *                                         850,680
                                                                  -------------
                                                                      3,245,530
                                                                  -------------
              CONSUMER -- DURABLES -- 5.7%
     105,000  Craftmade International, Inc.                           1,584,450
      25,000  Leggett & Platt, Inc.                                     566,750
       3,000  Polaris Industries, Inc.                                  143,940
      70,000  Select Comfort Corporation *                            1,246,000
      10,000  Thor Industries, Inc.                                     393,900
                                                                  -------------
                                                                      3,935,040
                                                                  -------------
              CONSUMER -- NONDURABLES -- 9.2%
      10,000  Acme United Corporation                                   139,000
       7,000  Fortune Brands, Inc.                                      551,740
     100,000  Hartmarx Corporation *                                    740,000
       1,000  K-Swiss, Inc. - Class A                                    27,020
     100,000  Lifetime Brands, Inc.                                   2,089,000
      20,000  Prestige Brands Holdings, Inc. *                          237,000
      25,000  RC2 Corporation *                                       1,009,750
       5,000  Sherwin-Williams Company (The)                            330,200
       8,486  Velcro Industries N.V.                                    146,723
      40,000  Weyco Group, Inc.                                       1,039,200
                                                                  -------------
                                                                      6,309,633
                                                                  -------------

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

================================================================================
   SHARES     COMMON STOCKS -- 88.8% (CONTINUED)                   MARKET VALUE
--------------------------------------------------------------------------------

              CONSUMER -- RETAIL -- 6.1%
      30,000  Chico's FAS, Inc. *                                 $     732,900
       5,000  Christopher & Banks Corporation                            97,350
      20,000  Conn's, Inc. *                                            495,000
      10,000  Dollar Tree Stores, Inc. *                                382,400
      32,500  Foot Locker, Inc.                                         765,375
      15,000  Home Depot, Inc.                                          551,100
      20,000  Ross Stores, Inc.                                         688,000
      10,000  Wal-Mart Stores, Inc.                                     469,500
                                                                  -------------
                                                                      4,181,625
                                                                  -------------
              EDUCATION -- 0.6%
      20,000  Nobel Learning Communities, Inc. *                        302,800
       1,000  Strayer Education, Inc.                                   125,000
                                                                  -------------
                                                                        427,800
                                                                  -------------
              ENERGY & MINING -- 5.2%
       1,000  ConocoPhillips                                             68,350
       1,000  Core Laboratories N.V. *                                   83,830
      20,000  EnCana Corporation                                      1,012,600
     150,000  Input/Output, Inc. *                                    2,067,000
      10,000  Patterson-UTI Energy, Inc.                                224,400
       3,000  Southwestern Energy Company *                             122,940
                                                                  -------------
                                                                      3,579,120
                                                                  -------------
              FINANCE -- BANKS & THRIFTS -- 6.3%
      36,800  Century Bancorp, Inc. - Class A                           977,408
         237  Ohio Savings Financial Corporation                      2,844,000
      10,000  Synovus Financial Corporation                             323,400
       5,000  United Bankshares, Inc.                                   175,150
                                                                  -------------
                                                                      4,319,958
                                                                  -------------
              FINANCE -- INSURANCE -- 10.7%
      50,000  American Safety Insurance Holdings, Ltd. *                953,000
          15  Berkshire Hathaway, Inc. - Class A *                    1,634,850
      44,100  Fremont Michigan InsuraCorp, Inc. - Class A *           1,256,850
      75,000  Meadowbrook Insurance Group, Inc. *                       824,250
     182,700  Unico American Corporation *                            2,314,809
      10,000  United Fire & Casualty Company                            351,300
                                                                  -------------
                                                                      7,335,059
                                                                  -------------
              FINANCE -- SERVICES -- 2.5%
      12,000  Legg Mason, Inc.                                        1,130,520
       3,000  Student Loan Corporation (The)                            557,760
                                                                  -------------
                                                                      1,688,280
                                                                  -------------

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

================================================================================
   SHARES     COMMON STOCKS -- 88.8% (CONTINUED)                   MARKET VALUE
--------------------------------------------------------------------------------

              HEALTHCARE -- 10.3%
      15,000  Computer Programs and Systems, Inc.                 $     402,300
      10,000  Johnson & Johnson                                         602,600
      40,000  Kinetic Concepts, Inc. *                                2,025,600
       5,000  Manor Care, Inc.                                          271,800
      33,400  MedQuist, Inc. *                                          331,996
      50,000  National Dentex Corporation *                             704,000
      10,000  Pfizer, Inc.                                              252,600
      26,000  Psychemedics Corporation                                  440,700
      35,000  Waters Corporation *                                    2,030,000
                                                                  -------------
                                                                      7,061,596
                                                                  -------------

              INDUSTRIAL PRODUCTS & SERVICES -- 9.2%
      10,000  Applied Industrial Technologies, Inc.                     245,300
      12,500  Balchem Corporation                                       221,000
       2,500  Caterpillar Inc.                                          167,575
      10,000  Dover Corporation                                         488,100
     150,000  Gentex Corporation                                      2,437,500
      25,000  Graco, Inc.                                               979,000
       5,000  PACCAR, Inc.                                              367,000
      12,000  Raven Industries, Inc.                                    336,600
      20,000  Strattec Security Corporation *                           889,600
       5,000  Sun Hydraulics Corporation                                133,650
                                                                  -------------
                                                                      6,265,325
                                                                  -------------
              REAL ESTATE -- 1.9%
      16,499  I. Gordon Corporation *                                   329,980
      22,500  PICO Holdings, Inc. *                                     960,975
                                                                  -------------
                                                                      1,290,955
                                                                  -------------
              TECHNOLOGY -- 8.5%
      15,000  ADTRAN, Inc.                                              365,250
      30,000  Check Point Software Technologies Ltd. *                  668,400
      10,000  MTS Systems Corporation                                   388,400
     213,068  Sparton Corporation *                                   1,738,635
       4,000  Stratasys, Inc. *                                         170,880
      65,000  Zebra Technologies Corporation - Class A *              2,509,650
                                                                  -------------
                                                                      5,841,215
                                                                  -------------

              TOTAL COMMON STOCKS (Cost $50,362,192)              $  60,890,276
                                                                  -------------

================================================================================
   SHARES     OPEN-END FUNDS -- 0.0%                               MARKET VALUE
--------------------------------------------------------------------------------

          48  Sequoia Fund (Cost $6,149)                          $       7,312
                                                                  -------------

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

================================================================================
   SHARES     EXCHANGE TRADED FUNDS -- 5.3%                        MARKET VALUE
--------------------------------------------------------------------------------

      15,000  iShares S&P 100 Index Fund                          $     975,450
      25,000  Rydex Russell Top 50 ETF                                2,628,000
                                                                  -------------

              TOTAL EXCHANGE TRADED FUNDS (Cost $3,226,638)       $   3,603,450
                                                                  -------------

================================================================================
FACE AMOUNT   REPURCHASE AGREEMENTS (1) -- 4.6%                    MARKET VALUE
--------------------------------------------------------------------------------

$  3,155,094  U.S. Bank N.A., 4.10%, dated 03/30/07,
                 due 04/02/07 repurchase proceeds: $3,156,172
                (Cost $3,155,094)                                 $   3,155,094
                                                                  -------------

              TOTAL INVESTMENTS AT MARKET VALUE -- 98.7%
               (Cost $56,750,073)                                 $  67,656,132

              OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.3%             915,036
                                                                  -------------

              NET ASSETS -- 100.0%                                $  68,571,168
                                                                  =============

      *     Non-income producing security.

(1) Repurchase agreements are fully collaterized by $3,155,094 FGCI, Pool #E99430, 4.50%, due 09/01/18. The aggregate market value of the collateral at March 31, 2007 was $3,218,373.

See accompanying notes to schedule of investments.

SCHWARTZ VALUE FUND
NOTES TO SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)


1. SECURITIES VALUATION

The securities of the Schwartz Value Fund which are traded on stock exchanges are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange (NYSE) on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market are valued at the last reported sales price or, if there is no reported sale on the valuation date, at the most recently quoted bid price. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Investments representing primarily capital stock of other open-end investment companies are valued at their net asset value as reported by such companies. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

2. SECURITY TRANSACTIONS

Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost basis.

3. FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of March 31, 2007:

      Cost of portfolio of investments     $ 57,002,032
                                           ============

      Gross unrealized appreciation        $ 12,406,882
      Gross unrealized depreciation          (1,752,782)
                                           ------------

      Net unrealized appreciation          $ 10,654,100
                                           ============

The difference between the federal income tax cost of portfolio investments and the financial statement cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and accounting principles generally accepted in the United States. These "book/tax" differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Schwartz Investment Trust
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ George P. Schwartz
                           -----------------------------------------------------
                           George P. Schwartz, President

Date    May 14, 2007
     ----------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ George P. Schwartz
                           -----------------------------------------------------
                           George P. Schwartz, President


Date    May 14, 2007
     ----------------------





By (Signature and Title)*  /s/ Timothy S. Schwartz
                           -----------------------------------------------------
                           Timothy S. Schwartz, Treasurer


Date    May 14, 2007
     ----------------------


* Print the name and title of each signing officer under his or her signature.